Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 22, 2024
Share-Based Compensation [Line Items]
Rate of common stock		4.99%		4.99%		4.99%		4.99%		4.99%
Options granted								8,080
Granted and outstanding shares		329,395	369,092	329,395		222,635		222,635		329,395	369,092
Fair value of common stock (in Dollars per share)								$ 9.45
Expected volatility								92.00%		90.00%
Dividend yield								0.00%		0.00%
Risk-free interest rate								3.95%		4.09%
Expected term								5 years 2 months 12 days		4 years 10 months 24 days
Contractual term		5 years 4 months 24 days	6 years 1 month 6 days					4 years 4 months 24 days		5 years 4 months 24 days
Vested shares				312,024
Stock compensation expense (in Dollars)						$ 286	$ 415	$ 1,158	$ 1,531	$ 1,927	$ 2,305
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Available for issuance under the plan												20,449
Options granted	8,080
Weighted average grant (in Dollars per share)	$ 6.9
Granted and outstanding shares	16,667
Contractual term								10 years
Vested shares						142
Fair value total (in Dollars)		$ 394		$ 394		$ 1,012		$ 1,012		$ 394
Stock option [Member]
Share-Based Compensation [Line Items]
Options granted
Weighted average grant (in Dollars per share)											$ 127.8
Unrecognized compensation related to unvested stock option (in Dollars)		1,302		1,302		127		$ 127		$ 1,302
Recognized over weighted-average period								4 months 24 days		1 year 1 month 6 days
Weighted-average term								1 year 3 months 18 days
Restricted Stock [Member]
Share-Based Compensation [Line Items]
Recognized over weighted-average period										3 months 18 days
Unrecognized compensation related to unvested restricted stock (in Dollars)		$ 31		$ 31						$ 31
Board of Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Available for issuance under the plan												10,000
Stock compensation expense (in Dollars)						208		$ 618
Board of Directors [Member] | Stock option [Member]
Share-Based Compensation [Line Items]
Unrecognized compensation related to unvested stock option (in Dollars)						$ 192		$ 192
Board of Directors [Member] | Restricted Stock [Member]
Share-Based Compensation [Line Items]
Available for issuance under the plan												10,000
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Vested shares					369			142
2024 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Available for issuance under the plan		208,026		208,026		183,279		183,279		208,026
Rate of common stock		10.00%		10.00%		10.00%		10.00%		10.00%
2024 Equity Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation [Line Items]
Rate of common stock		5.00%		5.00%		5.00%		5.00%		5.00%
2014 Stock Incentive Plan [Member]
Share-Based Compensation [Line Items]
Options granted								166,858
Granted and outstanding shares		166,858		166,858						166,858
Vested term								4 years		4 years
Contractual term								10 years
2014 Stock Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Contractual term										10 years